SHORT-TERM LOANS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Short-term Debt [Line Items]
Short term loans from domestic commercial banks	¥ 186,800	$ 28,628	¥ 200,000
Variable rate basis	Hongkong InterBank Offered Rate
Short-term bank borrowings, one
Short-term Debt [Line Items]
Short term loans from domestic commercial banks | $		$ 12,500
Basis spread on variable rate (as a percent)	3.00%
Short-term bank borrowings, two
Short-term Debt [Line Items]
Short term loans from domestic commercial banks | ¥	¥ 105,238
Fixed interest rate (as a percent)	4.05%	4.05%